Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Concentration Risk [Line Items]
Concentration of risk description	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets
Transportation equipment | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	9.30%	9.70%
Consumer - Real Estate Loans | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	14.80%	15.30%
Japan | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 7,138	¥ 7,112
Japan | Geographic Concentration Risk | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	70.00%	73.00%
United States | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 1,355	¥ 1,180